Employee Benefits	12 Months Ended
Mar. 31, 2023
Disclosure of defined benefit plans [abstract]
Employee benefits

2.14 Employee benefits

Accounting policy

Gratuity and Pensions

The Group provides for gratuity, a defined benefit retirement plan ('the Gratuity Plan') covering eligible employees, majorly of Infosys and its Indian subsidiaries. The Gratuity Plan provides a lump-sum payment to vested employees at retirement, death, incapacitation or termination of employment, of an amount based on the respective employee's salary and the tenure of employment with the Group. The Company contributes gratuity liabilities to the Infosys Limited Employees' Gratuity Fund Trust (the Trust). In case of Infosys BPM and EdgeVerve, contributions are made to the Infosys BPM Employees’ Gratuity Fund Trust and EdgeVerve Systems Limited Employees' Gratuity Fund Trust, respectively. Trustees administer contributions made to the Trusts and contributions are invested in a scheme with Life Insurance Corporation of India as permitted by Indian Law.

The Group operates defined benefit pension plan in certain overseas jurisdictions, in accordance with the local laws. These plans are managed by third party fund managers. The plans provide for periodic payouts after retirement and/or a lumpsum payment as set out in rules of each fund and includes death and disability benefits. The defined benefit plans require contributions which are based on a percentage of salary that varies depending on the age of the respective employees.

Liabilities with regard to these defined benefit plans are determined by actuarial valuation, performed by an independent actuary, at each Balance Sheet date using the projected unit credit method. These defined benefit plans expose the Group to actuarial risks, such as longevity risk, interest rate risk and market risk.

The Group recognizes the net obligation of a defined benefit plan in its Balance sheet as an asset or liability. Gains and losses through re-measurements of the net defined benefit liability/(asset) are recognized in other comprehensive income and not reclassified to profit or loss in subsequent periods. The actual return of the portfolio of plan assets, in excess of the yields computed by applying the discount rate used to measure the defined benefit obligation is recognized in other comprehensive income. The effect of any plan amendments are recognized in net profits in the consolidated statement of comprehensive income.

Provident fund

Eligible employees of Infosys receive benefits from a provident fund, which is a defined benefit plan. Both the eligible employee and the Company make monthly contributions to the provident fund plan equal to a specified percentage of the covered employee's salary. The Company contributes a portion to the Infosys Limited Employees' Provident Fund Trust. The trust invests in specific designated instruments as permitted by Indian law. The remaining portion is contributed to the government administered pension fund. The rate at which the annual interest is payable to the beneficiaries by the trust is being administered by the Government of India. The Company has an obligation to make good the shortfall, if any, between the return from the investments of the trust and the notified interest rate.

In respect of Indian subsidiaries, eligible employees receive benefits from a provident fund, which is a defined contribution plan. Both the eligible employee and the respective companies make monthly contributions to this provident fund plan equal to a specified percentage of the covered employee's salary. Amounts collected under the provident fund plan are deposited in a government administered provident fund. The Companies have no further obligation to the plan beyond its monthly contributions.

Superannuation

Certain employees of Infosys, Infosys BPM and EdgeVerve are participants in a defined contribution plan. The Group has no further obligations to the plan beyond its monthly contributions which are periodically contributed to a trust fund, the corpus of which is invested with the Life Insurance Corporation of India.

Compensated absences

The Group has a policy on compensated absences which are both accumulating and non-accumulating in nature. The expected cost of accumulating compensated absences is determined by actuarial valuation performed by an independent actuary at each Balance Sheet date using projected unit credit method on the additional amount expected to be paid/availed as a result of the unused entitlement that has accumulated at the Balance Sheet date. Expense on non-accumulating compensated absences is recognized in the period in which the absences occur.

2.14.1 Gratuity and Pensions

The following table sets out the details of the defined benefit retirement plans and the amounts recognized in the Group's financial statements as of March 31, 2023 and March 31, 2022:

			(Dollars in millions)
	Gratuity		Pension
	As of		As of
	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Change in benefit obligations
Benefit obligations at the beginning	227	222	122	111
Transfer	—	—	2	7
Service cost	34	29	5	5
Interest expense	13	12	1	—
Remeasurements - Actuarial losses / (gains)	(9)	11	(17)	(2)
Past service cost - plan amendments	—	—	—	2
Employee contribution	—	—	3	4
Benefits paid	(33)	(39)	(6)	(5)
Translation differences	(16)	(8)	2	—
Benefit obligations at the end	216	227	112	122
Change in plan assets
Fair value of plan assets at the beginning	226	220	111	94
Transfer	—	—	2	7
Interest Income	13	13	1	—
Remeasurements – Returns on plan assets excluding amounts included in interest income	4	3	(11)	7
Employer contribution	22	36	5	5
Employee contribution	—	—	3	4
Benefits paid	(32)	(38)	(6)	(5)
Translation differences	(19)	(8)	1	(1)
Fair value of plan assets at the end	214	226	106	111
Funded status	(2)	(1)	(6)	(11)
Prepaid defined benefit plan asset	3	3	1	1
Accrued defined benefit plan liability	(5)	(4)	(7)	(12)

Amount for fiscal 2023, 2022 and 2021 recognized in net profit in the statement of comprehensive income comprises the following components:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2023	2022	2021	2023	2022	2021
Service cost	34	29	28	5	5	5
Net interest on the net defined benefit liability / asset	—	(1)	(1)	—	—	—
Plan amendments	—	—	—	—	2	—
Net cost	34	28	27	5	7	5

Amount for fiscal 2023, 2022 and 2021 recognized in statement of other comprehensive income:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2023	2022	2021	2023	2022	2021
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses	(9)	11	4	(17)	(2)	4
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)	(4)	(3)	(2)	11	(7)	(4)
Total	(13)	8	2	(6)	(9)	—

Breakup of actuarial (gains) / losses for fiscal 2023, 2022 and 2021 is as follows:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2023	2022	2021	2023	2022	2021
(Gain) / loss from change in demographic assumptions	—	—	—	—	—	—
(Gain) / loss from change in financial assumptions	(8)	(6)	2	(18)	(3)	4
(Gain) / loss from change in experience adjustments	(1)	17	2	1	1	—
	(9)	11	4	(17)	(2)	4

The gratuity and pension cost recognized in the statement of comprehensive income apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost is as follows:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2023	2022	2021	2023	2022	2021
Cost of sales	31	25	24	5	6	5
Selling and marketing expenses	2	2	2	—	1	—
Administrative expenses	1	1	1	—	—	—
	34	28	27	5	7	5

The weighted-average assumptions used to determine benefit obligations as of March 31, 2023 and March 31, 2022 are set out below:

	Gratuity		Pension
	As of		As of
	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Discount rate	7.1%	6.5%	1.8% - 3.8%	0.4% - 1.7%
Weighted average rate of increase in compensation levels	6%	6%	1% - 3%	1% - 3%
Weighted average duration of defined benefit obligation	5.9 years	5.9 years	12 years	14 years

The weighted-average assumptions used to determine net periodic benefit cost for fiscal 2023, 2022 and 2021 are set out below:

	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2023	2022	2021	2023	2022	2021
Discount rate for the year	6.5%	6.1%	6.2%	0.4% - 1.7%	0.1% - 0.9%	0.5% - 1.7%
Weighted average rate of increase in compensation levels	6%	6%	6%	1% - 3%	1% - 3%	1% - 3%

Discount rate

For domestic defined benefit plan in India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. For most of our overseas defined benefit plan, given that the market for high quality corporate bonds is not developed, the Government bond rate adjusted for corporate spreads is used.

Weighted average rate of increase in compensation levels

The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends, inflation in respective markets and management’s estimate of future salary increases.

Attrition rate

Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company. The tenure has been considered taking into account the past long-term trend of employees' average remaining service life which reflects the average estimated term of post-employment benefit obligation.

For domestic defined benefit plan in India, assumptions regarding future mortality experience are set in accordance with the published statistics by the Life Insurance Corporation of India. For overseas defined benefit plan, the assumptions regarding future mortality experience are set with regard to the latest statistics in life expectancy, plan experience and other relevant data.

The Group assesses these assumptions with its projected long-term plans of growth and prevalent industry standards.

The Company contributes all ascertained liabilities towards gratuity to the Infosys Limited Employees' Gratuity Fund Trust. In case of Infosys BPM and EdgeVerve, contributions are made to the Infosys BPM Employees' Gratuity Fund Trust and EdgeVerve Systems Limited Employees Gratuity Fund Trust, respectively. Trustees administer contributions made to the trust as of March 31, 2023 and March 31, 2022, and contributions for gratuity are invested in a scheme with the Life Insurance Corporation of India as permitted by Indian law. The plan assets of the overseas defined benefit plan have been primarily invested in insurer managed funds and the asset allocation for plan assets is determined based on the investment criteria prescribed under the relevant regulations applicable to pension funds and the insurer managers. The insurers' investments are well diversified and also provide for guaranteed interest rates arrangements.

Actual return on assets (including remeasurements) of the gratuity plan for fiscal 2023, 2022 and 2021 were $17 million, $16 million, and $15 million, respectively, and for the pension plan were $(10) million, $7 million and $4 million, respectively.

The contributions for gratuity are invested in a scheme with the Life Insurance Corporation of India as permitted by Indian law. The table below sets out the details of major plan assets into various categories as of March 31, 2023 and March 31, 2022. The table below sets out the details of major plan assets into various categories as of March 31, 2023 and March 31, 2022.

The table below sets out the details of major plan assets into various categories:

Particulars	Pension
	As of
	March 31, 2023	March 31, 2022
Equity	34%	34%
Bonds	32%	32%
Real Estate/Property	26%	26%
Cash and Cash Equivalents	1%	1%
Other	7%	7%

These defined benefit plans expose the Group to actuarial risk which are set out below:

Interest rate risk:

The present value of the defined benefit plan liability is generally calculated using a discount rate determined by reference to government bond yields and in certain overseas jurisdictions, it is calculated in reference to government bond yield adjusted for a corporate spread. If bond yields fall, the defined benefit obligation will tend to increase.

Life expectancy and investment risk:

The pension fund offers the choice between a lifelong pension and a cash lump sum upon retirement. The pension fund has defined rates for converting the lump sum to a pension and there is the risk that the members live longer than implied by these conversion rates and that the pension assets don’t achieve the investment return implied by these conversion rates.

Asset volatility:

A proportion of the pension fund is held in equities, which is expected to outperform corporate bonds in the long term but give exposure to volatility and risk in the short term. The pension fund board of insurer is responsible for the investment strategy and equity allocation is justified given the long-term investment horizon of the pension fund and the objective to provide a reasonable long term return on members’ account balances.

Sensitivity of significant assumptions used for valuation of defined benefit obligation:

		(Dollars in millions)
Impact from	As of March 31, 2023
	Gratuity	Pension
	1% point increase / decrease	0.5% point increase / decrease
Discount rate	11	5
Weighted average rate of increase in compensation levels	10	1

Sensitivity to significant actuarial assumptions is computed by varying one actuarial assumption used for the valuation of the defined benefit obligation and keeping all other actuarial assumptions constant. In practice, this is not probable, and changes in some of the assumptions may be correlated.

The Group expects to contribute $27 million to the gratuity and $5 million to pension during fiscal 2024.

Maturity profile of defined benefit obligation:

(Dollars in millions)
	Gratuity	Pension
Within 1 year	33	7
1 - 2 year	34	7
2 - 3 year	34	7
3 - 4 year	38	7
4 - 5 year	47	8
5 - 10 years	238	39

2.14.2 Superannuation

The Group contributed $60 million, $49 million and $35 million to the superannuation plan during fiscal 2023, 2022 and 2021, respectively, and the same has been recognized in the consolidated statement of comprehensive income under the head employee benefit expense.

Superannuation contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Cost of sales	55	44	31
Selling and marketing expenses	3	3	3
Administrative expenses	2	2	1
	60	49	35

2.14.3 Provident fund

Infosys has an obligation to fund any shortfall on the yield of the trust’s investments over the administered interest rates on an annual basis. These administered rates are determined annually predominantly considering the social and economic factors. The actuary has provided a valuation for provident fund liabilities on the basis of guidance issued by Actuarial Society of India.

The following tables set out the funded status of the defined benefit provident fund plan of Infosys Limited and the amounts recognized in the Group's financial statements as of March 31, 2023 and March 31, 2022:

		(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Change in benefit obligations
Benefit obligations at the beginning	1,228	1,133
Service cost	101	88
Employee contribution	210	155
Interest expense	78	69
Actuarial (gains) / loss	(10)	16
Benefits paid	(226)	(191)
Translation differences	(100)	(42)
Benefit obligations at the end	1,281	1,228
Change in plan assets
Fair value of plan assets at the beginning	1,195	1,113
Interest income	76	68
Remeasurements- Return on plan assets excluding amounts included in interest income	(23)	2
Employee contribution	210	155
Employer contribution	104	89
Benefits paid	(226)	(191)
Translation differences	(97)	(41)
Fair value of plan assets at the end	1,239	1,195
Accrued defined benefit plan liability	(42)	(33)

Amount for fiscal 2023, 2022 and 2021 recognized in net profit in the statement of comprehensive income comprises the following components:

	(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Service cost	101	88	57
Net interest on the net defined benefit liability / asset	2	1	2
Net provident fund cost	103	89	59

Amount for fiscal 2023, 2022 and 2021 recognized in the consolidated statement of other comprehensive income:

		(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Remeasurements of the net defined benefit liability/ (asset)
Actuarial (gains) / losses	(10)	16	(4)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability/(asset)	23	(2)	(17)
	13	14	(21)

Assumptions used in determining the present value obligation of the interest rate guarantee under the Deterministic Approach:

	As of
	March 31, 2023	March 31, 2022
Government of India (GOI) bond yield (1)	7.10%	6.50%
Expected rate of return on plan assets	8.15%	7.70%
Remaining term to maturity of portfolio	6 years	6 years
Expected guaranteed interest rate	8.15%	8.10%

(1)
In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post-employment benefit obligations.

The breakup of the plan assets into various categories as of March 31, 2023 and March 31, 2022 are as follows:

	As of
	March 31, 2023	March 31, 2022
Central and State Government bonds	60%	57%
Public sector undertakings and Private sector bonds	33%	37%
Others	7%	6%

The asset allocation for plan assets is determined based on investment criteria prescribed under the relevant regulations.

The actuarial valuation of PF liability exposes the Group to interest rate risk. The defined benefit obligation calculated uses a discount rate based on government bonds. If bond yields fall, the defined benefit obligation will tend to increase.

As of March 31, 2023, the defined benefit obligation would be affected by approximately $6 million and $12 million on account of a 0.25% increase / decrease, respectively, in the expected rate of return on plan assets.

The Group contributed $148 million, $118 million and $90 million to the provident fund during fiscal 2023, 2022 and 2021, respectively. The same has been recognized in the net profit in the consolidated statement of comprehensive income under the head employee benefit expense.

Provident fund contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Cost of sales	134	106	80
Selling and marketing expenses	9	8	7
Administrative expenses	5	4	3
	148	118	90

The provident plans are applicable only to employees drawing a salary in Indian rupees.

2.14.4 Employee benefit costs include:

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Salaries and bonus (1)	9,481	8,383	7,322
Defined contribution plans	78	64	48
Defined benefit plans	170	138	123
	9,729	8,585	7,493

(1)
Includes stock compensation expense of $64 million, $56 million and $45 million for fiscal 2023, 2022 and 2021, respectively. (Refer to Note 2.17)

The employee benefit cost is recognized in the following line items in the consolidated statement of comprehensive income:

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Cost of sales	8,826	7,714	6,671
Selling and marketing expenses	598	572	548
Administrative expenses	305	299	274
	9,729	8,585	7,493